Significant Accounting Policies - Intangible Assets and Goodwill, Narrative (Details)	12 Months Ended
Dec. 31, 2018 reporting_unit segment
Finite-Lived Intangible Assets [Line Items]
Number of reporting units | reporting_unit	2
Number of operating segments | segment	2
Minimum
Finite-Lived Intangible Assets [Line Items]
Useful life	3 years
Maximum
Finite-Lived Intangible Assets [Line Items]
Useful life	15 years
Technology and patents (including capitalized development costs)
Finite-Lived Intangible Assets [Line Items]
Useful life	15 years
Trademarks and other intangible assets
Finite-Lived Intangible Assets [Line Items]
Useful life	15 years
Other intangible assets | Minimum
Finite-Lived Intangible Assets [Line Items]
Useful life	3 years
Other intangible assets | Maximum
Finite-Lived Intangible Assets [Line Items]
Useful life	10 years
Customer relationships | Evonik
Finite-Lived Intangible Assets [Line Items]
Useful life	8 years
Customer relationships | Société du Noir d'Acétylène de l'Aubette, SAS
Finite-Lived Intangible Assets [Line Items]
Useful life	15 years